Mr. Keith O’Connell

February 17, 2004

Page #

WESTCORE TRUST

1625 Broadway, Suite 2200

Denver, Colorado 80202

February 17, 2004

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Dear Sir or Madam:

On January 16, 2004, a 24f-2 was erroneously filed for the Westcore Trust (“Westcore”).

The 24f-2 was to be submitted on behalf of the Stonebridge Funds Trust (“Stonebridge”).  However, upon completing the submission template, Westcore’s file number was erroneously typed into the template, which caused the name and CIK number of the template to change from Stonebridge to Westcore.  The mistake was not caught until the acceptance from the Securities and Exchange Commission (“SEC”) was received.

A corrected 24f-2 filing was submitted for Stonebridge and accepted by the SEC on January 16, 2004.

Upon notification to the SEC, the SEC stated that the filing caused no harm as no fees were charged to Westcore, and therefore the filing would not be deleted from the EDGAR system.  Consequently, Westcore is filing this 24f-2NT/A to amend the erroneous filing with an explanation of what occurred.

Sincerely,

/s/Traci A. Thelen

Traci A. Thelen

Secretary

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